Summary of Significant Accounting Policies: Accounting Basis (Policies)	9 Months Ended	20 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Policies
Accounting Basis	Accounting Basis The basis is accounting principles generally accepted in the United States of America. The Company has adopted a September 30th year end.	Accounting Basis The basis is accounting principles generally accepted in the United States of America. The Company has adopted a September 30th year end.